Sales revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Sales revenues	$ 23,467	$ 22,979	$ 47,235	$ 49,750
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	16,436	18,200	33,546	37,853
Domestic Market [Member] | Oil [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,049	1,365	2,278	2,715
Domestic Market [Member] | Breakage [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	121	218	261	438
Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	13,781	14,729	27,794	30,911
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	7,031	4,779	13,689	11,897
Foreign Market [Member] | Oil [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	5,163	2,909	10,074	8,456
Foreign Market [Member] | Exports [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	6,746	4,431	13,144	11,172
Foreign Market [Member] | FuelOilIncludingBunkerFuelMember
IfrsStatementLineItems [Line Items]
Sales revenues	1,126	1,329	2,448	2,363
Foreign Market [Member] | Other Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	457	193	622	353
Foreign Market [Member] | Sales Abroad [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	285	348	545	725
County Of China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,907	982	4,388	3,475
America [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	953	1,231	2,004	2,654
Europen [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,489	698	2,702	2,046
Asian [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	423	218	906	693
County Of United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	662	742	2,137	1,305
Country Of Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	591	908	1,541	1,723
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	6	1	11	2
Diesel [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	6,979	7,082	14,055	15,387
Gasoline [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,073	3,775	6,278	7,469
Liquefied Petroleum Gas [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	793	951	1,551	1,880
Jet Fuel [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,147	1,102	2,331	2,508
Naphtha [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	483	430	910	908
FuelOilIncludingBunkerFuelMember | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	233	261	577	547
Other Oil Products [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,073	1,128	2,092	2,212
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,136	1,429	2,458	2,955
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	43	25	74	46
Electricities [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	104	153	232	263
Services Agency And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 202	$ 281	$ 449	$ 525